Statement of Changes in Consolidated Equity € in Thousands, ¥ in Thousands	Equity attributable to parent EUR (€)	Share capital EUR (€)	Share premium. EUR (€)	Reserves EUR (€)	Profit attributable to parent EUR (€)	Interim dividend EUR (€)	Treasury stock [Member] EUR (€)	Translation differences EUR (€)	Other comprehensive incomes EUR (€)	Cash flow hedges EUR (€)	Non-controlling interests EUR (€)	Non-controlling interests CNY (¥)	EUR (€)
Balance at beginning of the year at Dec. 31, 2019	€ 4,822,119	€ 119,604	€ 910,728	€ 3,009,599	€ 625,146	€ (136,828)	€ (49,584)	€ 344,357	€ (903)		€ 2,023,649		€ 6,845,768
Translation differences	(616,886)							(616,886)			(108,419)		(725,305)
Other comprehensive income	(252)								(252)				(252)
Other comprehensive income / (expense) for the year	(617,138)							(616,886)	(252)		(108,419)		(725,557)
Profit/(loss) for the year	618,546				618,546						90,444		708,990
Total comprehensive income for the year	1,408				618,546			(616,886)	(252)		(17,975)		(16,567)
Net change in treasury stock	5,850						5,850						5,850
Acquisition / Divestment of non-controlling interests	405,698			405,698							(405,698)
Other changes	(13,453)			(13,453)							11,687		(1,766)
Distribution of prior year profit, Reserves				488,318	(488,318)
Distribution of prior year profit, Dividends	(113,230)			(113,230)									(113,230)
Distribution of prior year profit, Interim dividend					(136,828)	136,828
Operations with shareholders or owners	284,865			767,333	(625,146)	€ 136,828	5,850				(394,011)		(109,146)
Balance at end of the year at Dec. 31, 2020	5,108,392	119,604	910,728	3,776,932	618,546		(43,734)	(272,529)	(1,155)		1,611,663	¥ 1,611,663	6,720,055
Translation differences	605,620							605,620			110,124		715,744
Cash flow hedges	3,130									€ 3,130			3,130
Other comprehensive income	286								286				286
Other comprehensive income / (expense) for the year	609,036							605,620	286	3,130	110,124		719,160
Profit/(loss) for the year	188,726				188,726						76,601		265,327
Total comprehensive income for the year	797,762				188,726			605,620	286	3,130	186,725		984,487
Net change in treasury stock	(120,455)						(120,455)						(120,455)
Acquisition / Divestment of non-controlling interests	(1,611)			(1,611)							1,522		(89)
Other changes	(8,036)			(8,036)							82		(7,954)
Distribution of prior year profit, Reserves				618,546	(618,546)
Distribution of prior year profit, Dividends	(252,443)			(252,443)							(6,503)		(258,946)
Operations with shareholders or owners	(382,545)			356,456	(618,546)		(120,455)				(4,899)		(387,444)
Balance at end of the year at Dec. 31, 2021	5,523,609	119,604	910,728	4,133,388	188,726		(164,189)	333,091	(869)	3,130	1,793,489	¥ 1,793,489	7,317,098
Translation differences	402,542							402,542			97,780		500,322
Cash flow hedges	(3,568)									(3,568)			(3,568)
Other comprehensive income	(7,215)								(7,215)				(7,215)
Other comprehensive income / (expense) for the year	391,759							402,542	(7,215)	(3,568)	97,780		489,539
Profit/(loss) for the year	208,279				208,279						62,867		271,146
Total comprehensive income for the year	600,038				208,279			402,542	(7,215)	(3,568)	160,647		760,685
Net change in treasury stock	1,969						1,969						1,969
Acquisition / Divestment of non-controlling interests											373,468		373,468
Other changes	4,322			4,322							2		4,324
Distribution of prior year profit, Reserves				188,726	(188,726)
Operations with shareholders or owners	6,291			193,048	(188,726)		1,969				373,470		379,761
Balance at end of the year at Dec. 31, 2022	€ 6,129,938	€ 119,604	€ 910,728	€ 4,326,436	€ 208,279		€ (162,220)	€ 735,633	€ (8,084)	€ (438)	€ 2,327,606		€ 8,457,544